U.S. GLOBAL INVESTORS FUNDS

All American Equity Fund

Holmes Macro Trends Fund

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund

China Region Fund

Near-Term Tax Free Fund

U.S. Government Securities Ultra-Short Bond Fund

Investor Class Shares

SUPPLEMENT DATED JANUARY 2, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013

All references to Evan Smith as a portfolio manager of the Holmes Macro Trends Fund and the Global Resources Fund are deleted.

All references to Michael Ding as a portfolio manager of the China Region Fund are deleted.

All references to Kelly Niland as an officer of U.S. Global Investors Funds are deleted.